SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Intangible Assets (Details)	12 Months Ended
Jun. 30, 2020
Customer Lists [Member]
Intangible Assets [Abstract]
Valuation method	Straight line
Customer Lists [Member] | Bottom of Range [Member]
Intangible Assets [Abstract]
Useful economic life	5 years
Customer Lists [Member] | Top of Range [Member]
Intangible Assets [Abstract]
Useful economic life	6 years
Software [Member]
Intangible Assets [Abstract]
Valuation method	Straight line
Software [Member] | Bottom of Range [Member]
Intangible Assets [Abstract]
Useful economic life	3 years
Software [Member] | Top of Range [Member]
Intangible Assets [Abstract]
Useful economic life	5 years